Subsequent Events	12 Months Ended
Dec. 31, 2017
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Subsequent Events
26)	SUBSEQUENT EVENTS

On January 5, 2018, in connection with the fine associated with the market investigation imposed by the SIC in Colombia for US$25 (Ps491), CEMEX Colombia made the payment of such fine, CEMEX Colombia will not appeal the resolution of the SIC and instead intends directly to file an annulment and reestablishment of right claim before the Administrative Court within the four months after the resolution. Once filed, this claim could take a considerable amount of time in being resolved. As of December 31, 2017, CEMEX is not able to assess the likelihood for the recovery of the fine imposed by the SIC or the timeframe for the defense process.

On January 10, 2018, in connection with the tender offer of the January 2022 Notes, the Parent Company incurred a payment of €419, which included, the principal amount oustanding of the notes of €400 plus the premium offer and the accrued interest at the date of redemption (note 16.1).

On January 31, 2018, CEMEX España was notified, based on a resolution dated January 18, 2018, that the National Court (Audiencia Nacional) accepted the request for suspension of payment of the fine submitted by CEMEX España, in connection with the tax proceeding in Spain related to the review of tax loss carryforwards reported between 2006 and 2009 (note 19.4), subject to the presentation of a satisfactory guarantee in the amount of the proposed fine plus interest before March 31, 2018. CEMEX España expects to successfully complete an acceptable form and amount of the required guarantee before the stipulated due date.

On February 14, 2018, CEMEX through one of its subsidiaries in the United States agreed to increase its ownership interest in Lehigh White Cement Company (“Lehigh White”) from 24.5% to 36.75%. On March 29, 2018 CEMEX closed the operation and paid a total of US$34 (note 13.1).

On March 12, 2018, Department of Justice of the United States (“DOJ”) issued a grand jury subpoena to CEMEX, S.A.B. de C.V. relating to its operations in Colombia and other jurisdictions. CEMEX, S.A.B. de C.V. intends to cooperate fully with the SEC, DOJ, and any other investigatory entity. As of April 30, 2018, CEMEX, S.A.B. de C.V. is unable to predict the duration, scope, or outcome of either the SEC investigation or the DOJ investigation, or any other investigation that may arise, or, because of the current status of the SEC investigation and the preliminary nature of the DOJ investigation, the potential sanctions which could be borne by CEMEX, S.A.B. de C.V., or if such sanctions, if any, would have a material adverse impact on CEMEX, S.A.B. de C.V.‘s results of operations, liquidity and financial condition (note 24.1).

In connection with the 2018 Convertible Notes, on March 15, 2018, CEMEX incurred a payment of US$372, which include the outstanding amount of US$365 plus accrued interest at the date of redemption. In addition, on March 15, 2018, CEMEX redeemed the outstanding amount of the January 2021 notes, for a total amount of US$357, which include the outstanding amount of US$341 plus the premium offer and the accrued interest at the date of redemption (note 16.1).

On March 16, 2018, a putative securities class action complaint was filed against CEMEX and one of its members of the board of directors (CEO) and certain of its officers (CEO and CFO) in the U.S. District Court for the Southern District of New York, on behalf of the investors who purchased or otherwise acquired securities of CEMEX between August 14, 2014 to March 13, 2018, inclusive. The complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) based on purportedly issuing press releases and SEC filings that included materially false and misleading statements in connection with alleged misconduct relating to the Maceo project and the potential regulatory or criminal actions that might arise as a result. CEMEX denies liability and intends to vigorously defend the case. CEMEX is not able to assess the likelihood of an adverse result to this lawsuit. Because of its current status and its preliminary nature, CEMEX is not able to assess if a final adverse result in this lawsuit would have a material adverse impact on its results of operations, liquidity and financial condition.

In connection with the tax proceedings of CEMEX Colombia, on April 9, 2018, the Colombian Tax Authority notified CEMEX Colombia of a proceeding notice in which the Colombian Tax Authority rejected certain deductions taken by CEMEX Colombia in its 2012 year-end income tax return. The Colombian Tax Authority assessed an increase in taxes to be paid by CEMEX Colombia in the amount of 124.79 billion Colombian Pesos (US$42) and imposed a penalty in the amount of 124.79 billion Colombian Pesos (US$42). CEMEX Colombia intends to appeal the Colombian Tax Authority’s decision and exhaust all legal recourses available. CEMEX is not able to assess the likelihood of an adverse result to this matter. However, if such matter is finally resolved adversely to CEMEX, CEMEX does not expect such adverse resolution would have a material adverse impact on its results of operations, liquidity and financial condition.

As of the date of this annual report on Form 20-F, the Chief Executive Officer of CEMEX, S.A.B. de C.V. has authorized the inclusion of these consolidated financial statements, which were originally approved at CEMEX, S.A.B. de C.V.’s 2017 general ordinary shareholders’ meeting held on April 5, 2018, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.